                        ANNUAL REPORT / DECEMBER 31 1999

                             AIM MUNICIPAL BOND FUND

                                  [COVER IMAGE]


                             [AIM LOGO APPEARS HERE]

                                  [COVER IMAGE]

                     -------------------------------------

               BENEATH THE BROOKLYN BRIDGE BY JANE WOOSTER SCOTT

          STATE AND LOCAL GOVERNMENTS REGULARLY ISSUE MUNICIPAL BONDS

         TO FUND A WIDE ARRAY OF PROJECTS, INCLUDING ROADS, BRIDGES AND

          RECREATIONAL FACILITIES, THAT IMPROVE THE QUALITY OF LIFE IN

           COMMUNITIES ACROSS THE NATION. SCOTT'S PAINTING CAPTURES A

              SLICE OF AN URBAN LANDSCAPE MADE MORE HOSPITABLE AND

                          ENJOYABLE BY THESE PROJECTS.

                     -------------------------------------

AIM Municipal Bond Fund is for shareholders who seek a high level of current income exempt from federal income taxes by investing in a diversified portfolio of municipal bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical, and they reflect changes in net asset value and reinvestment of distributions.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales charge structure and expenses.

o The 30-day yield is calculated using a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity, or yield-to-call of the portfolio's bond holdings, net of all expenses and annualized.

o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.

o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.

o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Municipal Bond Index is a composite representing an approximation of the performance of investment-grade municipal bonds, tracked by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper Municipal Debt Funds Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                             AIM MUNICIPAL BOND FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER




                    Dear Fellow Shareholder:

                    The fiscal year discussed in this report has reconfirmed our
     [PHOTO OF      faith in two long-established principles of investing:
    Charles T.      portfolio diversification and long-term thinking. We could
      Bauer,        title this report "What a Difference a Year Makes."
    Chairman of         An investor surveying conditions when the fiscal year
   the Board of     opened on January 1, 1999, would have seen a market
     THE FUND       dominated by large-capitalization stocks and high-quality
   APPEARS HERE]    bonds, especially U.S. Treasuries. During 1998, two
                    well-known indexes of large-capitalization U.S. companies, the S&P 500 and the Dow Jones Industrial Average, were up
                    28.60% and 18.15%, respectively. By contrast, smaller-company stocks in the Russell 2000 had lost 2.55%.
                    Overseas, many markets were languishing, especially in Asia, where so many financial difficulties had originated in 1997.
                        In bond markets as well, name-brand quality was the
                    place to be. The Lehman Government/Corporate Bond Index,
which follows sovereign issues and investment-grade debt, was up 9.47%, while the Lehman High Yield Index, which tracks riskier "junk bonds," had risen only 1.60%.
    It would be easy for an investor to conclude that blue-chip issues, whether equity or fixed-income, were the place to be, that it was time to divest himself of everything else and put all his eggs in the blue-chip basket. The investor, of course, would be wrong.

MARKETS TURN
While large-capitalization stocks continued to do very well, during 1999 markets broadened dramatically with many investment sectors performing a complete turnaround. For example, the small-cap stocks in the Russell 2000 were up 21.26% for calendar year 1999, and many Asian markets, particularly Japan, had staged a comeback.
    The same holds true of bonds. The higher-quality Lehman index was down 2.15% during 1999 while the Lehman High Yield index was up 2.39%.
    The point, at the risk of sounding repetitive to those of you who have invested with us for a long time, is that this is why diversification is a fundamental investing principle. Market sectors and asset classes go in and out of favor, but over the long run--and the long run is several years--the markets' overall trend has been upward. Selecting an asset class or a market sector on the basis of a short-term snapshot of conditions is usually unwise, as is concentrating your portfolio in one asset class. Staying fully invested in a diversified portfolio remains a compelling strategy and one of your best prospects for long-term gain. We also continue to remind you that the past few years have seen extraordinary gains in some markets, and there is no assurance that this trend will continue.

LOOKING AHEAD
As we look about at the close of this fiscal year, we are encouraged by multiple signs of economic health in Europe and Asia, not to mention the prolonged U.S. economic expansion. However, we are aware of how easily an investor could have been misled by conditions just 12 months ago. For our shareholders, we therefore reiterate our commitment to investing through a financial advisor. In addition to helping you select investments appropriate to your time horizon and risk tolerance, a financial advisor can keep you informed about how changing market conditions affect you and your portfolio--and help ensure that when you do alter your investments, there's a logical reason for doing so. AIM believes every investor should be guided by a financial professional.

FUND MANAGERS COMMENT
In the pages that follow, your fund's portfolio managers discuss how they managed your fund during the year ended December 31, how the markets behaved and what they foresee for the near future. We trust you will find their discussion informative. If you have any questions or comments, we invite you to contact us, either at our Web site, aimfunds.com, or through our Client Services department at 800-959-4246. Information about your account is also available through our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                     -------------------------------------

                                 STAYING FULLY

                           INVESTED IN A DIVERSIFIED

                               PORTFOLIO REMAINS

                             A COMPELLING STRATEGY

                                AND ONE OF YOUR

                               BEST PROSPECTS FOR

                                LONG-TERM GAIN.

                     -------------------------------------


                             AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


FUND OFFERS ATTRACTIVE YIELD DESPITE
DISMAL BOND MARKET

RISING INTEREST RATES HAD A NEGATIVE IMPACT ON BONDS, INCLUDING MUNICIPAL ISSUES. HOW DID THE FUND PERFORM?
Although the bond market endured its worst year since 1994, the fund provided attractive current income (see chart below), exempt from federal income taxes, while maintaining relative share-price stability. During the fiscal year, net asset value per share remained within a relatively narrow range of $7.74 to $8.42 for Class A, Class B and Class C shares, extending the fund's long-time record of relative price stability as shown on the accompanying chart.
    We manage the fund in an effort to protect it during market downturns like the one experienced in 1999. In line with this strategy, we avoid buying discounted bonds, which can be more volatile in price. We also strive to keep the fund's weighted average maturity relatively short. For the year ended December 31, 1999, total return was -2.45%, -3.28% and -3.16% for Class A, Class B and Class C shares, respectively, excluding sales charges. The fund fared better than its peer group, the Lipper Municipal Debt Funds Index, which recorded a total return of -4.63%. Please keep in mind that the fund is managed for income and stability of net asset value rather than total return.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE BOND MARKET?
The weakness in the bond market in 1999 stemmed primarily from investor concerns that strong economic growth would prompt the Federal Reserve Board (the Fed) to raise interest rates to keep inflation at bay. Ultimately, in three separate moves, the central bank raised the key federal funds rate from 4.75% to 5.50%. The bond market was also rattled by Y2K concerns, which largely proved to be unfounded, and the decline in value of the U.S. dollar against the Japanese yen.
    U.S. Treasury issues endured their worst 12-month performance in 22 years. The weakness in the Treasury market was reflected in the yield of the benchmark 30-year Treasury bond, which rose from 5.09% at the beginning of the fiscal year to 6.48% at its conclusion. At the end of the reporting period, Treasury yields were at their highest levels in more than two years.
    Only a few bond sectors, such as high-yield corporate bonds and emerging-markets debt, posted gains for the reporting period. Most other types of bonds at least performed better than Treasuries. Lower-rated bonds outpaced higher-rated bonds and shorter-term securities outperformed longer-term securities.

HOW DID MUNICIPAL BONDS PERFORM?
Municipal bonds (munis) tended to track the performance of Treasuries. Muni bond prices, relatively stable at the beginning of the year, began to decline in April, sending their yields higher. Treasury yields also rose, but not as significantly as muni yields.
    As a result, the gap between Treasury and muni yields narrowed. By the end of the fiscal year, muni yields were more than

                                   [GRAPHIC]

YOUR FUND'S PERFORMANCE

FUND PROVIDES ATTRACTIVE INCOME

As of 12/31/99

================================================================================
                                       30-DAY
                                      SEC YIELD      TAXABLE
          30-DAY          TAXABLE         AT        EQUIVALENT
       DISTRIBUTION      EQUIVALENT    MAXIMUM       30-DAY
         RATE AT        DISTRIBUTION   OFFERING        SEC
CLASS      NAV             RATE*         PRICE        YIELD*
--------------------------------------------------------------------------------

A         5.27%            8.73%         4.35%         7.20%

B         4.49             7.43          3.78          6.26

C         4.50             7.45          3.78          6.26

*Assumes highest marginal federal income tax rate of 39.6%
================================================================================

CLASS A SHARES VS.
30-YEAR U.S. TREASURY BOND

As of 12/31/99

                   [BAR CHART]

================================================================================
   TAXABLE
 EQUIVALENT          TAXABLE            30-YEAR
DISTRIBUTION        EQUIVALENT          TREASURY
    RATE*             YIELD*             BOND
--------------------------------------------------------------------------------
    8.73%             7.20%              6.48%
================================================================================

HISTORY OF NET ASSET VALUE STABILITY
CLASS A SHARES

6/30/92-12/31/99

[GRAPH]
================================================================================

 6/30/92  8.23              3/31/95  8.04             12/31/97  8.36
 9/30/92  8.31              6/30/95  8.11              3/31/98  8.32
12/31/92  8.27              9/29/95  8.16              6/30/98  8.32
 3/30/93  8.43             12/29/95  8.72              9/30/98  8.41
 6/30/93  8.58              3/29/96  8.16             12/31/98  8.35
 9/30/93  8.74              6/28/96   8.1              3/31/99  8.32
12/31/93  8.61              9/30/96  8.14              6/30/99  8.09
 3/31/94  8.13             12/31/96  8.19              9/30/99  7.93
 6/30/94  8.09              3/31/97   8.1             12/31/99  7.74
 9/30/94  8.01              6/30/97   8.2
12/30/94  7.78              9/30/97  8.27

This chart has no calculations; it only tracks net asset value. There is no guarantee that the fund will maintain a constant net asset value. NAV per share for Class A, Class B and Class C shares has not differed by more than $0.02 per share.

Source: Lipper, Inc.
================================================================================


          See important fund and index disclosures inside front cover.

                             AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

TOP FIVE BOND HOLDINGS

As of 12/31/99, based on total net assets

================================================================================
                              COUPON      MATURITY      %
--------------------------------------------------------------------------------

1. New York State Urban        7.375%     01/01/02      2.23%
   Development Corp.
2. New Jersey (State of)        6.40      09/15/23      1.56
3. Connecticut (State of)       6.50      03/15/02      1.54
4. Mississippi Higher           7.50      09/01/09      1.37
   Education Assistance Corp.
5. New York (City of)           7.65      02/01/02      1.36

The fund's portfolio is subject to change and there is no assurance that the fund will continue to hold any particular security.
================================================================================

PERCENTAGE OF HOLDINGS

As of 12/31/99, based on total net assets

================================================================================
[PIE CHART]

GENERAL OBLIGATION                  11%

ESCROW & PRE-REFUNDING              32%

REVENUE                             57%

NUMBER OF HOLDINGS 281

AVERAGE MATURITY 13 YEARS

DURATION 6 YEARS
================================================================================

90% of those of Treasuries, above the historical average of roughly 85%. Munis thus were attractively priced in comparison to Treasuries and represented one of the better bargains in the bond market.
    Rising interest rates and weak demand deflated municipal bond prices. These factors also contributed to a decline in new issue volume. In 1999, about $226 billion in new municipal bonds entered the market, nearly a 21% decline from 1998, according to The Bond Buyer, a newspaper that tracks the muni bond market. State and local governments cut back on issuing new bonds and refinancing older issues as the cost of borrowing money increased.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund had 281 holdings. Revenue bonds, which are supported with income from various projects, made up 57% of the portfolio. The focus was on bonds for essential-service projects, particularly hospitals, water-treatment facilities and utilities.
     The fund had an average portfolio quality rating of AA/Aa as measured by Standard & Poor's (S&P) and Moody's, two widely known credit-rating agencies. S&P and Moody's historical ratings are based on an analysis of the credit quality of the individual municipal securities in the fund's portfolio.
    Approximately 60% of the fund's holdings were securities rated AAA, and 88% of the portfolio was rated A or better. Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--composed about 58% of the portfolio.

HOW TAX EFFICIENT WAS THE FUND?
For six years, the fund has paid no taxable capital-gains distributions . We endeavor to avoid transactions that would result in capital gains that are not offset by capital losses.

WHAT IS YOUR OUTLOOK?
The near-term outlook for bonds, including municipal issues, will likely depend largely on the strength of the economy. If the economy continues to grow at a blistering pace, it could have a negative impact on the bond market. On February 2, after the close of the reporting period, the Fed raised the federal funds rate to 5.75%. We expect the Fed to raise interest rates again in the months ahead to slow economic growth and forestall inflation. If economic growth moderates as 2000 progresses, interest rates could level off, and that could have a positive impact on the bond market. And while past performance cannot guarantee comparable future results, the U.S. bond market has seldom had two dismal years in a row.
    Factors that could work in favor of municipal bonds in the next few months include their attractive valuations and yields in comparison to Treasuries and a continuing decline in new issue volume. Regardless of market trends, we will continue to manage the fund for attractive income, exempt from federal income taxes, while maintaining relative stability of net asset value per share.

          See important fund and index disclosures inside front cover.

                             AIM MUNICIPAL BOND FUND

                       ANNUAL REPORT / PERFORMANCE HISTORY


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM MUNICIPAL BOND FUND VS. BENCHMARK INDEX

12/31/89-12/31/99

[HYPO CHART]

In thousands $25
================================================================================
                AIM                  LEHMAN
         MUNICIPAL BOND FUND     MUNICIPAL BOND
           CLASS A SHARES            INDEX
--------------------------------------------------------------------------------

12/89          9,524                 10,000

12/90         10,026               10,728.8

12/91         11,360               12,031.5

12/92         12,394                 13,092

12/93         13,838               14,700.3

12/94         13,314               13,940.4

12/95         15,051               16,373.8

12/96         15,638               17,098.8

12/97         16,775               18,670.7

12/98         17,660               19,880.4

12/99         17,227               19,472

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.
================================================================================
MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

ABOUT THIS CHART
This chart compares the performance of your fund's Class A shares to a benchmark index over the period 12/31/89- 12/31/99. It is important to understand the differences between your fund and an index. Your fund's total return is shown with a sales charge and includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Municipal Bond Index is not managed, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/99, including sales charges

================================================================================
CLASS A SHARES

10 years                                5.59%

5 years                                 4.26

1 year                                 -7.12*

* -2.45% excluding sales charges

CLASS B SHARES

Inception (9/1/93)                      3.06%

5 years                                 4.13

1 year                                 -7.91*

* -3.28% excluding CDSC

CLASS C SHARES

Inception (8/4/97)                      1.42%

1 year                                 -4.09*

* -3.16% excluding CDSC
================================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of Class B and Class C shares will differ from that of its Class A shares due to differing fees and expenses. For fund performance calculations and descriptions of the indexes cited on this page, please see the inside front cover.

                             AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.43%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --     Aaa     $  985   $    923,408
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA     Aa3      1,400      1,383,284
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --    Baa1      2,315      2,225,988
----------------------------------------------------------------
McIntosh Industrial
  Development Board;
  Environmental
  Improvement Series C
  IDR
  5.375%, 06/01/28         AA-      A2      1,000        870,040
----------------------------------------------------------------
                                                       5,402,720
----------------------------------------------------------------

ALASKA-0.84%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA     Aaa      2,860      2,916,313
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.875%, 06/01/33         AAA     Aaa        250        256,475
----------------------------------------------------------------
                                                       3,172,788
----------------------------------------------------------------

ARIZONA-1.67%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.125%, 09/01/02(b)       --      Aa      1,900      1,953,808
----------------------------------------------------------------
Mohave (County of)
  Unified School District
  No. 1 (Lake Havasu);
  Series 1996 A GO
  5.90%, 07/01/15(c)       AAA     Aaa      1,000      1,009,290
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+      A2      3,100      3,336,158
----------------------------------------------------------------
                                                       6,299,256
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ARKANSAS-0.92%

Arkansas (State of)
  Development Financing
  Authority (State Agency
  Facilities Department
  Corp. Project); Series
  1999 A RB
  5.70%, 11/01/19(c)       AAA     Aaa     $1,500   $  1,454,850
----------------------------------------------------------------
Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA     Aa3      2,000      2,001,660
----------------------------------------------------------------
                                                       3,456,510
----------------------------------------------------------------

CALIFORNIA-1.77%

Abag Financing Authority
  for Non-Profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-      --      2,085      2,066,131
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-      --      1,000        957,830
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA     AAA        400        426,932
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --      --        750        684,015
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB      --        500        536,855
----------------------------------------------------------------
Sacramento (City of);
  Refunding Municipal
  Utility District Series
  M RB
  5.25%, 07/01/28           A       A2      1,000        857,110
----------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority; Parking
  Meter Series 1994 RB
  7.00%, 06/01/05(d)(e)    AAA     Aaa      1,000      1,120,600
----------------------------------------------------------------
                                                       6,649,473
----------------------------------------------------------------

COLORADO-1.11%

Adams County School
  District No. 1;
  Unlimited Tax Building
  Series 1992 A GO
  6.625%, 12/01/02(d)(e)   AAA     Aaa        500        531,320
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.25%, 01/01/18          BBB      --     $  500   $    413,925
----------------------------------------------------------------
  5.375%, 01/01/29         BBB      --      1,000        794,280
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR     NRR        500        545,050
----------------------------------------------------------------
Mesa County School
  District No. 51; 1989
  Series B COP
  6.875%, 12/01/05(c)      AAA     Aaa      1,465      1,538,499
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR     NRR         50         54,710
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --      --        305        318,466
----------------------------------------------------------------
                                                       4,196,250
----------------------------------------------------------------

CONNECTICUT-2.81%

Bridgeport (City of);
  Unlimited Tax Refunding
  Series A GO
  6.00%, 09/01/06(c)       AAA     Aaa      1,000      1,062,340
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR     NRR      5,500      5,812,455
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Housing
  Mortgage Financing
  Program Sub-Series C-2
  RB
  5.85%, 11/15/28(b)        AA     Aa2      2,340      2,227,352
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Subseries
  1996 A-3 RB
  5.95%, 05/15/17           AA     Aa2        800        803,592
----------------------------------------------------------------
Waterbury Housing
  Authority; Refunding
  Mortgage Series A RB
  5.45%, 07/01/23(c)       AAA     Aaa        750        690,435
----------------------------------------------------------------
                                                      10,596,174
----------------------------------------------------------------

DELAWARE-0.07%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75%, 01/01/13(d)       NRR     AAA        250        272,178
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
DISTRICT OF
  COLUMBIA-0.47%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.375%, 07/01/19(c)      AAA     Aaa     $1,000   $    914,800
----------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  1999 A GO
  5.50%, 06/01/29          BBB    Baa3      1,000        873,060
----------------------------------------------------------------
                                                       1,787,860
----------------------------------------------------------------

FLORIDA-1.64%

Dade (County of)
  (Courthouse Center
  Project); RB
  5.90%, 04/01/05(d)(e)    NRR     NRR        500        530,810
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB    Baa1      1,125      1,142,685
----------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System Project);
  Hospital Series RB
  5.25%, 11/15/20           A-    Baa1      2,000      1,643,460
----------------------------------------------------------------
Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR     NRR      1,120      1,181,018
----------------------------------------------------------------
Orange County Health
  Facilities Authority
  (South Central Nursing
  Homes); Mortgage Series
  A RB
  5.40%, 07/01/19(c)       AAA     Aaa      1,000        939,230
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); RB
  7.75%, 12/01/02(d)(e)    NRR     NRR        250        275,413
----------------------------------------------------------------
Seminole (County of)
  Water & Sewer Series
  1999 RB
  5.375%, 10/01/22         AA-     Aa3        500        463,785
----------------------------------------------------------------
                                                       6,176,401
----------------------------------------------------------------

GEORGIA-1.77%

Cobb-Marietta (City of)
  Coliseum & Exhibition
  Hall Authority; Series
  1999 RB
  5.625%, 10/01/19(c)      AAA     Aaa      2,000      1,911,480
----------------------------------------------------------------
Fulton (County of)
  Development Authority;
  (Delta Airlines Inc.
  Project) Special
  Facilities RB
  5.45%, 05/01/23(b)       BBB-   Baa3      3,450      2,930,051
----------------------------------------------------------------
Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+     Aa2        755        781,131
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
GEORGIA-(CONTINUED)

Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+      --     $1,000   $  1,047,960
----------------------------------------------------------------
                                                       6,670,622
----------------------------------------------------------------

IDAHO-0.25%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB      --      1,150        949,785
----------------------------------------------------------------

ILLINOIS-8.95%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 06/01/01(d)(e)    AAA     Aaa      3,250      3,422,640
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA     Aaa      1,500      1,419,435
----------------------------------------------------------------
Chicago (City of); Sales
  Tax Series RB
  5.25%, 01/01/28(c)       AAA     Aaa        650        569,205
----------------------------------------------------------------
Chicago (City of);
  Wastewater
  Transmission; RB
  5.25%, Second Lien
  Series     01/01/17(c)   AAA     Aaa      1,500      1,385,670
----------------------------------------------------------------
  5.125%, Second Lien
  Series B 01/01/18(c)     AAA     Aaa        750        665,543
----------------------------------------------------------------
Chicago Emergency
  Telephone System;
  Unlimited Tax Series GO
  5.60%, 01/01/10(d)       AAA     Aaa        400        409,524
----------------------------------------------------------------
Chicago Midway Airport;
  Series A RB
  5.625%, 01/01/22(c)      AAA     Aaa      1,000        940,600
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA     Aaa      2,000      2,093,240
----------------------------------------------------------------
Du Page (County of) High
  School District No. 87
  (Glenbard TWP);
  Unlimited Tax Series B
  GO
  5.10%, 12/01/20           --     Aa3      2,000      1,739,820
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 B
  RB
  6.50%, 06/15/01(d)(e)    AAA     NRR      1,500      1,569,585
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --      A2      2,500      2,581,675
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois Educational
  Facilities Authority
  (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A       --     $1,000   $    921,750
----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+     Aa1      1,000        954,330
----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Shedd Aquarium
  Society); RB
  5.60%, 07/01/27(c)       AAA     Aaa      3,500      3,241,805
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA     Aaa      1,000        991,890
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
  1992 A 04/15/22(d)       NRR     AAA      1,000      1,043,350
----------------------------------------------------------------
  6.25%, Series 1992 C
  04/15/22(d)              NRR     NRR      1,150      1,191,573
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA     Aaa      2,000      2,130,220
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Refunding Hospital
  Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR     NRR        200        214,668
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.875%, 08/01/22(b)       AA      --         80         82,801
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.625%, 01/01/14(c)      AAA     Aaa      1,435      1,423,348
----------------------------------------------------------------
University of Illinois
  (Auxiliary Facilities
  System); Series 1991 RB
  5.75%, 04/01/22          AA-     Aa3      4,750      4,667,635
----------------------------------------------------------------
                                                      33,660,307
----------------------------------------------------------------

INDIANA-0.67%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --      --         90         96,286
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --     Aaa        155        156,477
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --     Aaa     $1,795   $  1,741,904
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series A RB
  6.25%, 11/01/02(d)(e)    NRR     AAA        395        418,226
----------------------------------------------------------------
  6.25%, 11/01/16           A+      A1        105        107,085
----------------------------------------------------------------
                                                       2,519,978
----------------------------------------------------------------

IOWA-0.28%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA     Aaa      1,000      1,048,420
----------------------------------------------------------------

KANSAS-0.43%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --      --      1,500      1,331,265
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.375%, 11/15/04(d)(e)   NRR     NRR        250        281,103
----------------------------------------------------------------
                                                       1,612,368
----------------------------------------------------------------

KENTUCKY-1.18%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.875%, 05/01/08(f)       --      --        595        565,066
----------------------------------------------------------------
Kentucky Economic
  Development Finance
  Authority (Appalachian
  Regional Healthcare);
  Refunding & Improvement
  Hospital Systems Series
  RB
  5.875%, 10/01/22         BB+      --      1,000        791,070
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --      Aa      3,000      3,101,190
----------------------------------------------------------------
                                                       4,457,326
----------------------------------------------------------------

LOUISIANA-3.25%

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.125%, 10/15/07(c)      AAA      --      2,775      2,842,488
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA     Aaa      2,500      2,612,625
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA     Aaa     $2,500   $  2,531,925
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA     Aaa      1,000      1,043,700
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA     Aaa      1,000        982,200
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax
  Distribution); Public
  Improvement Series 1987
  RB
  7.60%, 01/01/08(d)       NRR     NRR        500        575,865
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR     NRR        500        582,560
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+      --      1,000      1,061,240
----------------------------------------------------------------
                                                      12,232,603
----------------------------------------------------------------

MAINE-0.60%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --       A        770        791,984
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA     Aa2      1,500      1,464,585
----------------------------------------------------------------
                                                       2,256,569
----------------------------------------------------------------

MARYLAND-0.28%

Maryland Health and
  Higher Education
  Facilities Authority
  (Doctors Community
  Hospital Inc.); Series
  1990 RB
  8.75%, 07/01/00(d)(e)    AAA     AAA      1,000      1,042,370
----------------------------------------------------------------

MASSACHUSETTS-3.91%

Massachusetts (State of);
  Unlimited Tax
  Consolidated Loan
  Series 1991 C GO
  7.00%, 08/01/01(d)(e)    NRR     NRR      2,450      2,588,695
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Caritas Christi
  Obligation Group);
  Series A RB
  5.625%, 07/01/20         BBB    Baa2      1,000        830,720
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR     NRR      3,550      3,807,020
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Valley Regional Health
  System Issue); Series
  1990 B RB
  8.00%, 07/01/00(d)(e)    NRR     AAA     $3,000   $  3,116,340
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA      --      1,000      1,035,460
----------------------------------------------------------------
Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --      --        150        151,005
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA     Aaa      3,000      3,183,180
----------------------------------------------------------------
                                                      14,712,420
----------------------------------------------------------------

MICHIGAN-4.14%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR     NRR      1,000      1,038,220
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR     NRR      1,300      1,352,169
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.375%, 07/01/18(c)       A       --      1,000        901,820
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.625%, 09/01/10          --     Ba3      1,000        881,290
----------------------------------------------------------------
Hudsonville (City of)
  Public Schools;
  Refunding Unlimited Tax
  Series 1997 GO
  5.15%, 05/01/27(c)       AAA     Aaa      1,000        861,320
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA     Aaa      2,500      2,763,675
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA     NRR      1,000      1,042,951
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA     Aaa      1,210      1,285,686
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-      --        945        989,991
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MICHIGAN-(CONTINUED)

Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa     $4,275   $  4,458,611
----------------------------------------------------------------
                                                      15,575,733
----------------------------------------------------------------

MINNESOTA-0.32%

Minneapolis (City of)
  Special School District
  No. 001; Unlimited Tax
  Series 1997 GO
  5.00%, 02/01/14          AA+     Aa1      1,300      1,213,875
----------------------------------------------------------------

MISSISSIPPI-3.45%

Mississippi (State of)
  Development Board
  (Capital Projects and
  Equipment Acquisition);
  Special Obligation
  Series A2 RB
  5.00%, 07/01/24(c)       AAA     Aaa      4,570      3,904,151
----------------------------------------------------------------
Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A       --      5,000      3,920,100
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series C RB
  7.50%, 09/01/09(b)        --       A      5,000      5,175,200
----------------------------------------------------------------
                                                      12,999,451
----------------------------------------------------------------

MISSOURI-2.03%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A       A3      1,435      1,450,168
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR     NRR        605        630,912
----------------------------------------------------------------
Missouri Development
  Finance Board (Procter
  & Gamble Paper
  Products); Solid Waste
  Disposal Series RB
  5.20%, 03/15/29(b)        AA      --      1,000        868,150
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --     Aa1      1,000      1,035,530
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MISSOURI-(CONTINUED)

Missouri (State of)
  Health and Educational
  Facilities Authority
  (Fontbonne College);
  Educational Facilities
  Series RB
  5.125%, 10/01/17(c)       A       --     $2,555   $  2,271,804
----------------------------------------------------------------
  5.20%, 10/01/20(c)        A       --      1,575      1,395,765
----------------------------------------------------------------
                                                       7,652,329
----------------------------------------------------------------

NEVADA-1.54%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --      --        500        419,045
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA     Aaa      3,000      3,146,550
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA     Aaa      1,000      1,057,520
----------------------------------------------------------------
Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --    Baa3      1,185      1,187,832
----------------------------------------------------------------
                                                       5,810,947
----------------------------------------------------------------

NEW HAMPSHIRE-1.43%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --     Aa3      1,610      1,432,642
----------------------------------------------------------------
New Hampshire State
  Turnpike System; Series
  1990 RB
  7.40%, 04/01/00(d)(e)    AAA     AAA      3,850      3,957,030
----------------------------------------------------------------
                                                       5,389,672
----------------------------------------------------------------

NEW JERSEY-2.52%

Hudson (County of)
  Correctional Facility;
  Series 1992 Refunding
  COP
  6.60%, 12/01/21(c)       AAA     Aaa      1,250      1,291,538
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --      --      1,630      1,694,222
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB     Ba2      6,250      5,887,063
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --      --        500        422,795
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW JERSEY-(CONTINUED)

New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA     Aaa     $  190   $    195,348
----------------------------------------------------------------
                                                       9,490,966
----------------------------------------------------------------

NEW MEXICO-1.79%

Albuquerque (City of)
  (Albuquerque Academy
  Project); Educational
  Facilities Series 1995
  RB
  5.75%, 10/15/03(d)(e)    NRR     NRR        915        945,588
----------------------------------------------------------------
Espanola Gross Receipt
  Tax; Refunding and
  Improvement Series 1999
  RB
  5.80%, 03/01/23(c)       AAA     Aaa      1,000        960,570
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --      A3        575        571,653
----------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA     Aaa      2,000      2,025,660
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 RB
  6.25%, 06/01/04(d)(e)    AAA     Aaa      2,100      2,220,372
----------------------------------------------------------------
                                                       6,723,843
----------------------------------------------------------------

NEW YORK-9.37%

New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR     AAA      2,000      2,161,020
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F
    02/01/02(d)(e)         NRR     AAA      4,775      5,122,715
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        350        370,685
----------------------------------------------------------------
  7.20%, Unlimited Tax
  Series H
    02/01/02(d)(e)         NRR     NRR        390        414,570
----------------------------------------------------------------
    02/01/15                A-      A3        110        115,724
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D
    02/01/02(d)(e)         NRR     AAA      1,970      2,115,386
----------------------------------------------------------------
    02/01/09                A-      A3         30         32,091
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)     NRR     AAA      1,990      2,130,076
----------------------------------------------------------------
  7.379, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR     AAA        500        556,895
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17       A-      A3      3,035      3,083,074
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17            A-      A3         10         10,544
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B 02/01/18(c)   AAA      --        830        869,807
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of); GO-(Continued)
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA      --     $  170   $    180,220
----------------------------------------------------------------
New York City Industrial
  Development Agency
  (Brooklyn Navy Yard
  Cogen Partners); RB
  5.65%, 10/01/28(b)       BBB-   Baa3        500        431,675
----------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc.
  Project); Series 1992
  RB LOC-Chase Manhattan
  Bank
  6.50%, 07/01/02(d)(e)    NRR     NRR      1,500      1,588,710
----------------------------------------------------------------
New York City Municipal
  Water Finance
  Authority; Water &
  Sewer Systems Series A
  RB
  5.00%, 06/15/17           A       A1      1,350      1,191,847
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series C RB
  6.00%, 07/01/00(d)(e)    NRR     NRR        135        136,195
----------------------------------------------------------------
  6.00%, 07/01/16           A-    Baa1        365        365,044
----------------------------------------------------------------
New York State Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A       A3      1,000      1,072,360
----------------------------------------------------------------
New York State
  Environmental Facility
  Corp.; Water Revenue
  Series E PCR
  6.875%, 06/15/01(d)(e)   AAA     NRR      2,300      2,419,623
----------------------------------------------------------------
  6.875%, 06/15/10         AA+     Aaa      1,100      1,154,197
----------------------------------------------------------------
New York State Urban
  Development Corp.;
  Correctional Capital
  Facilities Series 1991
  3 RB
  7.375%, 01/01/02(d)(e)   NRR     AAA      7,850      8,399,814
----------------------------------------------------------------
Triborough Bridge and
  Tunnel Authority;
  General Purpose Series
  1996 B RB
  5.20%, 01/01/22           A+     Aa3      1,570      1,381,192
----------------------------------------------------------------
                                                      35,303,464
----------------------------------------------------------------

NORTH CAROLINA-1.49%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(c)      AAA     Aaa      1,500      1,552,290
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family- Series II RB
  6.20%, 03/01/16           AA     Aa2        595        601,765
----------------------------------------------------------------
North Carolina Medical
  Care Community Hospital
  (Annie Penn Memorial
  Hospital); Refunding
  Series RB
  5.375%, 01/01/22          --    Baa3        250        205,955
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NORTH CAROLINA-(CONTINUED)

North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Refunding RB
  7.25%, 01/01/07          BBB+   Baa1     $2,750   $  2,955,205
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Series 1990
  RB
  6.50%, 01/01/10(d)       AAA     AAA        260        280,192
----------------------------------------------------------------
                                                       5,595,407
----------------------------------------------------------------

NORTH DAKOTA-0.24%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --     Aa3        945        898,591
----------------------------------------------------------------

OHIO-2.09%

Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR     NRR        500        549,805
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA     Aaa      1,000      1,035,960
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.875%, 07/01/17         AA-     Aa3      1,000      1,001,640
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care Facilities,
  Inc.); Series 1990 RB
  7.625%, 02/01/01(d)(e)   AAA     NRR      2,105      2,206,566
----------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR     NRR      1,000      1,017,520
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA     Aaa      1,100      1,153,449
----------------------------------------------------------------
Ohio Building Authority
  (Adult Correctional
  Facility); Series 1999
  A RB
  5.25%, 10/01/18          AA-     Aa2      1,000        914,090
----------------------------------------------------------------
                                                       7,879,030
----------------------------------------------------------------

OKLAHOMA-2.55%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA     Aaa        975        998,244
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --     Aaa      1,500      1,423,290
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OKLAHOMA-(CONTINUED)

Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA     Aa3     $  675   $    647,122
----------------------------------------------------------------
  5.75%, 02/15/25           AA     Aa3      1,750      1,643,932
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA     Aaa      1,000        867,090
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project); RB
  6.25%, 02/15/06(d)(e)     AA     Aa3      2,000      2,133,380
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA     NRR        500        547,090
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+      --      1,305      1,350,388
----------------------------------------------------------------
                                                       9,610,536
----------------------------------------------------------------

OREGON-1.15%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA     Aaa      1,000        961,580
----------------------------------------------------------------
Marion (County of) (Ogden
  Martin Systems);
  Refunding Solid Waste &
  Electric Series RB
  5.50%, 10/01/06(c)       AAA     Aaa      1,000      1,031,110
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    NRR     NRR      1,200      1,273,704
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    NRR     NRR      1,000      1,063,390
----------------------------------------------------------------
                                                       4,329,784
----------------------------------------------------------------

PENNSYLVANIA-2.39%

Chester (County of)
  Health and Educational
  Facilities Authority
  (Jefferson Health
  Systems); Series B RB
  5.375%, 05/15/27         AA-      A1      4,000      3,325,960
----------------------------------------------------------------
Chester Upland School
  Authority; Refunding
  School Series B RB
  5.25%, 09/01/21(c)       AAA     Aaa      1,000        892,340
----------------------------------------------------------------
Montgomery County
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR     NRR        100        107,239
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-(CONTINUED)

Montgomery County
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Refunding Series 1993
  RB
  7.625%, 03/31/04(d)(e)   NRR     AAA     $  100   $    112,607
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA     Aaa      1,250      1,352,387
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-     --      2,900      2,958,348
----------------------------------------------------------------
Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series B RB
  8.50%, 07/01/01(d)(e)    AAA     NRR        250        269,037
----------------------------------------------------------------
                                                       9,017,918
----------------------------------------------------------------

PUERTO RICO-0.37%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA     AAA      1,325      1,401,519
----------------------------------------------------------------

RHODE ISLAND-0.63%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA     AAA      1,250      1,340,462
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+     Aa2      1,000      1,033,970
----------------------------------------------------------------
                                                       2,374,432
----------------------------------------------------------------

SOUTH CAROLINA-0.40%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-   Baa3      1,150      1,011,804
----------------------------------------------------------------
South Carolina State
  Housing Finance and
  Development Authority;
  Homeownership Mortgage
  Series 1990 C RB
  7.50%, 07/01/05(b)        AA     Aa2        500        513,290
----------------------------------------------------------------
                                                       1,525,094
----------------------------------------------------------------

SOUTH DAKOTA-0.53%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB      --        100        102,395
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
SOUTH DAKOTA-(CONTINUED)

South Dakota Housing
  Development Authority;
  Homeownership Mortgage
  Series F RB
  5.80%, 05/01/28(b)       AAA     Aa1     $1,995   $  1,878,811
----------------------------------------------------------------
                                                       1,981,206
----------------------------------------------------------------

TENNESSEE-1.42%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA     Aaa      1,035      1,039,906
----------------------------------------------------------------
Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.375%, 01/01/28(c)       A       --      1,800      1,552,806
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR     NRR      1,000      1,035,950
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --      --      1,000        898,960
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA     Aa2        790        811,733
----------------------------------------------------------------
                                                       5,339,355
----------------------------------------------------------------

TEXAS-17.31%

Arlington Independent
  School District;
  Pre-Refunding Unlimited
  Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR     NRR        705        732,086
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/21(d)        --     Aaa        295        286,560
----------------------------------------------------------------
Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA     AAA      1,380      1,443,425
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA     Aaa      1,115      1,174,909
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax (Convention
  Center); Series 1999 A
  RB
  5.50%, 11/15/29(c)       AAA     Aaa      1,425      1,298,944
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA     Aaa     $1,000   $    951,020
----------------------------------------------------------------
Bellville Independent
  School District;
  Unlimited Tax School
  Building and Refunding
  Series 1995 A GO
  6.125%, 02/01/20(c)       --     Aaa        830        839,794
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.375%, 01/01/22(c)      AAA     Aaa      2,000      1,810,020
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
  11/01/01(b)               --      Aa        325        333,554
----------------------------------------------------------------
  6.45%, Series 1992 C-1
  11/01/02(b)               --      Aa      1,135      1,173,193
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR     NRR      1,000      1,040,580
----------------------------------------------------------------
Comal County Industrial
  Development Authority
  (The Coleman Co., Inc.
  Project); Industrial
  Development Series 1980
  RB
  9.25%, 08/01/00(d)       NRR     NRR        280        287,963
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA     Aa2      3,055      2,968,788
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR     NRR      2,030      2,109,434
----------------------------------------------------------------
Dallas-Fort Worth
  Regional Airport
  Authority; Airport
  Series 1985 RB
  6.10%, 05/01/00(e)        A+      A1        160        161,046
----------------------------------------------------------------
  6.10%, 05/01/00(c)(e)    AAA     Aaa        365        367,445
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.125%, 08/15/17(c)      AAA      --      2,155      1,907,541
----------------------------------------------------------------
Denton (County of);
  Limited Tax Series 1999
  A GO
  5.875%, 05/01/19          AA     Aa2      1,025      1,005,761
----------------------------------------------------------------
Denton (County of);
  Refunding Limited Tax
  Permanent Improvement
  Series GO
  5.125%, 07/15/26          AA     Aa2      1,000        858,600
----------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA     Aaa      1,500      1,591,545
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA     Aa1     $3,850   $  4,053,511
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  6.70%, 02/15/03(d)       AAA     NRR      1,000      1,056,600
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 RB
  5.25%, 10/01/29           AA     Aa2      2,000      1,690,960
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA     Aaa      4,500      4,618,080
----------------------------------------------------------------
Houston (City of);
  Refunding Series 1992 C
  GO
  6.25%, 03/01/02(d)(e)    NRR     NRR      1,470      1,518,510
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
  Unlimited Tax Series
  1994 GO 08/15/04(d)(e)   AAA     AAA        640        684,762
----------------------------------------------------------------
  6.50%, Unrefunded
  Unlimited Tax Series
  1994 GO 08/15/24(c)      AAA     Aaa        360        371,214
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.125%, 02/15/32         AAA     Aaa      1,500      1,487,175
----------------------------------------------------------------
Keller (City of) Independent
  School District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA     Aaa      1,000      1,055,840
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA     Aaa        605        623,235
----------------------------------------------------------------
  5.90%, Refunding
  08/01/06(d)(e)           AAA     Aaa      1,100      1,156,716
----------------------------------------------------------------
Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB+   Baa1      2,250      1,975,860
----------------------------------------------------------------
North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.375%, 02/15/25(c)       A       --      1,000        884,030
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA     Aaa      1,000        927,580
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
  04/01/08(b)               --      Aa     $1,000   $  1,009,240
----------------------------------------------------------------
  6.30%, Series 1993 D
  04/01/09(b)               --       A        500        499,245
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.625%, 02/15/01(d)(e)   AAA     Aaa      2,500      2,532,175
----------------------------------------------------------------
Richardson (City of)
  Hospital Authority
  (Baylor/Richardson
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.625%, 12/01/28         BBB+   Baa2      1,250      1,010,575
----------------------------------------------------------------
South San Antonio (City
  of ) Independent School
  District; Refunding
  Unlimited Tax Series
  1999 GO
  5.80%, 08/15/29          AAA     Aaa      2,935      2,814,782
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+      A1      1,750      1,473,132
----------------------------------------------------------------
Tarrant County Texas
  Water Control and
  Improvement District
  No. 1; Refunding Series
  1993 RB
  5.20%, 03/01/10(c)       AAA     Aaa      2,000      1,978,120
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+     --      1,590      1,575,197
----------------------------------------------------------------
Texas (State of);
  Unlimited Tax Veteran's
  Land Unlimited Tax
  Series 1994 GO
  6.40%, 12/01/24(b)        AA     Aa1      2,000      2,021,600
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A       --        310        318,119
----------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA     AAA        600        639,516
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp. (East
  Texas Medical Center);
  Hospital Series D RB
  5.375%, 11/01/27(c)      AAA     Aaa      1,000        878,040
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.625%, 07/01/13          --    Baa2     $1,000   $    898,120
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA     Aa1      1,000        959,010
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA     Aaa      1,000      1,040,980
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR     NRR        900        960,750
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --     Aaa        100        105,456
----------------------------------------------------------------
                                                      65,160,338
----------------------------------------------------------------

UTAH-1.90%

Central Utah Water
  Conservancy District;
  Limited Tax Series D GO
  5.00%, 04/01/27(c)       AAA     Aaa      1,660      1,407,132
----------------------------------------------------------------
Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+      A1      1,550      1,372,789
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB      --      1,000        890,040
----------------------------------------------------------------
Utah (State of)
  Associated Municipal
  Power System (San Juan
  Project); Refunding
  Series RB
  5.00%, 06/01/22(c)       AAA     Aaa        775        660,649
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
  E-1, 07/01/06            AA-     Aa3        300        308,667
----------------------------------------------------------------
  7.15%, Sub-Series 1994
  G-1, 07/01/06            AA-     Aa3        155        162,347
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
  07/01/06                 AA-     Aa3        415        423,910
----------------------------------------------------------------
  6.45%, Series G2
  07/01/27(b)              AAA     Aaa        810        819,048
----------------------------------------------------------------
Utah (State of) Water
  Finance Agency; Series
  A RB
  5.30%, 10/01/23(c)       AAA     Aaa      1,250      1,128,200
----------------------------------------------------------------
                                                       7,172,782
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
VIRGIN ISLAND-0.89%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series A RB
  7.25%, 10/01/02(d)(e)    AAA     NRR     $1,000   $  1,088,940
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR     NRR      2,155      2,271,392
----------------------------------------------------------------
                                                       3,360,332
----------------------------------------------------------------

VIRGINIA-0.63%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.375%, 09/01/01(f)       --      --         30         30,613
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA      A1      2,000      2,079,120
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+     Aa1        250        256,160
----------------------------------------------------------------
                                                       2,365,893
----------------------------------------------------------------

WASHINGTON-1.88%

Clark (County of) Camas
  School District No. 17;
  GO
  6.00%, 12/01/05(d)(e)    AAA     Aaa      1,000      1,051,060
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA     AAA        500        514,195
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+     Aaa        500        500,600
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-      A3      1,400      1,406,076
----------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  6.00%, 07/01/07(c)       AAA     Aaa      1,000      1,045,310
----------------------------------------------------------------
  5.75%, 07/01/12(c)       AAA     Aaa      2,000      2,011,980
----------------------------------------------------------------
West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA     Aaa        500        547,770
----------------------------------------------------------------
                                                       7,076,991
----------------------------------------------------------------

WISCONSIN-1.28%

Wisconsin Health and
  Educational Facility
  Authority (United
  Health Group, Inc.); RB
  5.25%, 12/15/27(c)       AAA     Aaa      1,000        867,440
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WISCONSIN-(CONTINUED)

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA     Aaa     $1,500   $  1,473,165
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA     Aaa      2,500      2,384,550
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA     Aa2         90         93,890
----------------------------------------------------------------
                                                       4,819,045
----------------------------------------------------------------

WYOMING-0.88%

Campbell (County of)
  School District No. 1
  (Gillette); Unlimited
  Tax Series GO
  5.35%, 06/01/04          AAA     Aaa      1,000      1,025,950
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-(CONTINUED)

Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA     Aaa     $  250   $    264,432
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA     Aaa      1,000      1,037,260
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A       A3      1,000        988,260
----------------------------------------------------------------
                                                       3,315,902
----------------------------------------------------------------
TOTAL INVESTMENTS-98.92%
  (Cost $372,253,281)                                372,556,813
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.08%                                    4,070,816
----------------------------------------------------------------
NET ASSETS-100.00%                                  $376,627,629
================================================================

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Security subject to alternative minimum tax.
(c) Secured by bond insurance.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub. - Subordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS:

Investments, at market value (cost
  $372,253,281)                               $372,556,813
----------------------------------------------------------
Receivables for:
  Fund shares sold                                 679,906
----------------------------------------------------------
  Interest                                       6,993,466
----------------------------------------------------------
  Investments sold                               2,225,600
----------------------------------------------------------
Investment for deferred compensation plan           69,976
----------------------------------------------------------
Other assets                                        24,176
----------------------------------------------------------
    Total assets                               382,549,937
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                         2,033,552
----------------------------------------------------------
  Investments purchased                          1,510,208
----------------------------------------------------------
  Dividends                                        745,358
----------------------------------------------------------
  Amount due to custodian                        1,024,350
----------------------------------------------------------
  Deferred compensation plan                        69,976
----------------------------------------------------------
Accrued advisory fees                              146,896
----------------------------------------------------------
Accrued distribution fees                          301,129
----------------------------------------------------------
Accrued transfer agent fees                         18,969
----------------------------------------------------------
Accrued operating expenses                          71,870
----------------------------------------------------------
    Total liabilities                            5,922,308
----------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING   $376,627,629
==========================================================

NET ASSETS:

Class A                                       $294,719,732
==========================================================
Class B                                       $ 72,255,902
==========================================================
Class C                                       $  9,651,995
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         38,054,890
==========================================================
Class B                                          9,317,682
==========================================================
Class C                                          1,246,825
==========================================================
Class A:
  Net asset value and redemption price per
    share                                     $       7.74
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.74 divided by
       95.25%)                                $       8.13
==========================================================
Class B:
  Net asset value and offering price per
    share                                     $       7.75
==========================================================
Class C:
  Net asset value and offering price per
    share                                     $       7.74
==========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1999

INVESTMENT INCOME:

Interest                                      $ 23,860,069
----------------------------------------------------------

EXPENSES:

Advisory fees                                    1,830,490
----------------------------------------------------------
Administrative services fees                        91,647
----------------------------------------------------------
Custodian fees                                      19,729
----------------------------------------------------------
Transfer agent fees - Class A                      160,531
----------------------------------------------------------
Transfer agent fees - Class B                       46,049
----------------------------------------------------------
Transfer agent fees - Class C                        5,831
----------------------------------------------------------
Trustees' fees                                       9,669
----------------------------------------------------------
Distribution fees - Class A                        805,244
----------------------------------------------------------
Distribution fees - Class B                        753,522
----------------------------------------------------------
Distribution fees - Class C                        101,726
----------------------------------------------------------
Interest expense                                       461
----------------------------------------------------------
Other                                              232,442
----------------------------------------------------------
    Total expenses                               4,057,341
----------------------------------------------------------
Less: Expenses paid indirectly                      (4,633)
----------------------------------------------------------
    Net expenses                                 4,052,708
----------------------------------------------------------
Net investment income                           19,807,361
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                    (3,713,985)
----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities      (26,831,659)
----------------------------------------------------------
    Net gain (loss) on investment securities   (30,545,644)
----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(10,738,283)
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1999 and 1998

                                                                  1999            1998
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 19,807,361    $ 18,756,162
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (3,713,985)        595,427
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (26,831,659)       (197,391)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                               (10,738,283)     19,154,198
------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                      (16,158,034)    (16,134,077)
------------------------------------------------------------------------------------------
  Class B                                                       (3,218,044)     (2,410,612)
------------------------------------------------------------------------------------------
  Class C                                                         (435,134)       (214,027)
------------------------------------------------------------------------------------------

Distributions in excess of net investment income:

  Class A                                                         (288,606)        (87,502)
------------------------------------------------------------------------------------------
  Class B                                                          (67,461)        (15,369)
------------------------------------------------------------------------------------------
  Class C                                                           (9,104)         (1,355)
------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       (8,643,725)      8,923,504
------------------------------------------------------------------------------------------
  Class B                                                        5,334,838      25,558,113
------------------------------------------------------------------------------------------
  Class C                                                          857,965       8,741,537
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (33,365,588)     43,514,410
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          409,993,217     366,478,807
------------------------------------------------------------------------------------------
  End of period                                               $376,627,629    $409,993,217
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $381,002,296    $383,815,745
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (80,397)        (73,902)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (4,597,802)       (883,817)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 303,532      27,135,191
------------------------------------------------------------------------------------------
                                                              $376,627,629    $409,993,217
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal, by investing in a diversified portfolio of municipal bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. On December 31, 1999, undistributed net investment income was increased by $362,527 and paid-in capital decreased by $362,527 as a result of differing book/tax treatment reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $2,805,103 as of December 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $91,647 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund.

For the year ended December 31, 1999, AFS was paid $138,338 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $805,244, $753,522 and $101,726, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $97,187 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $123,118 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $4,178 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,633 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $4,633 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period. During the year ended December 31, 1999, the Fund borrowed minimal amounts under the line of credit agreement. Interest expense for the Fund for the year ended December 31, 1999 was $461.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $112,320,103 and $112,820,490, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 11,295,947
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (10,992,415)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $    303,532
=========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                         1999                          1998
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                      10,431,994   $  85,813,744    12,409,366   $ 103,769,637
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,700,766      30,098,258     5,306,019      44,489,342
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         851,082       6,903,087     1,294,847      10,824,561
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       1,102,784       8,919,262     1,031,670       8,611,126
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         264,015       2,137,326       183,219       1,532,455
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                          31,375         254,074        16,529         138,044
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (12,703,387)   (103,376,731)  (12,388,704)   (103,457,259)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,338,570)    (26,900,746)   (2,444,886)    (20,463,684)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (780,440)     (6,299,196)     (265,347)     (2,221,068)
-----------------------------------------------------------------------------------------------------------------------
                                                                 (440,381)  $  (2,450,922)    5,142,713   $  43,223,154
=======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                1999         1998         1997         1996         1995
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period                          $   8.35     $   8.34     $   8.19     $   8.31     $   7.78
------------------------------------------------------------  --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                           0.41         0.42         0.42         0.43         0.43
------------------------------------------------------------  --------     --------     --------     --------     --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.61)        0.01         0.16        (0.12)        0.56
------------------------------------------------------------  --------     --------     --------     --------     --------
    Total from investment operations                             (0.20)        0.43         0.58         0.31         0.99
------------------------------------------------------------  --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income                           (0.41)       (0.42)       (0.43)       (0.43)       (0.43)
------------------------------------------------------------  --------     --------     --------     --------     --------
  Returns of capital                                                --           --           --           --        (0.03)
------------------------------------------------------------  --------     --------     --------     --------     --------
    Total distributions                                          (0.41)       (0.42)       (0.43)       (0.43)       (0.46)
------------------------------------------------------------  --------     --------     --------     --------     --------
Net asset value, end of period                                $   7.74     $   8.35     $   8.34     $   8.19     $   8.31
============================================================  ========     ========     ========     ========     ========
Total return(a)                                                  (2.45)%       5.28%        7.27%        3.90%       13.05%
============================================================  ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $294,720     $327,705     $318,469     $278,812     $284,803
============================================================  ========     ========     ========     ========     ========
Ratio of expenses to average net assets                           0.84%(b)     0.82%        0.90%        0.80%        0.88%
============================================================  ========     ========     ========     ========     ========
Ratio of net investment income to average net assets              5.01%(b)     5.00%        5.14%        5.29%        5.26%
============================================================  ========     ========     ========     ========     ========
Portfolio turnover rate                                             28%          19%          24%          26%          36%
============================================================  ========     ========     ========     ========     ========

(a) Does not deduct sales charges.
(b) Ratios are based on average daily net assets of $322,097,527.

                                                                CLASS B                                       CLASS C
                                        -------------------------------------------------------     ----------------------------
                                         1999        1998        1997        1996        1995        1999       1998       1997
                                        -------     -------     -------     -------     -------     ------     ------     ------
Net asset value, beginning of period    $ 8.37      $  8.36     $  8.19     $  8.31     $  7.78     $ 8.35     $ 8.35     $ 8.30
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
Income from investment operations:
  Net investment income                   0.35         0.36        0.36        0.37        0.39       0.35       0.36       0.15
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.62)        0.01        0.17       (0.13)       0.54      (0.61)        --       0.04
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
      Total from investment operations   (0.27)        0.37        0.53        0.24        0.93      (0.26)      0.36       0.19
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
Less distributions:
  Dividends from net investment income   (0.35)       (0.36)      (0.36)      (0.36)      (0.37)     (0.35)     (0.36)     (0.14)
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
  Returns of capital                        --           --          --          --       (0.03)        --         --         --
--------------------------------------  -------     -------     -------     -------     -------     ------     ------
      Total distributions                (0.35)       (0.36)      (0.36)      (0.36)      (0.40)     (0.35)     (0.36)     (0.14)
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
Net asset value, end of period          $ 7.75      $  8.37     $  8.36     $  8.19     $  8.31     $ 7.74     $ 8.35     $ 8.35
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Total return(a)                          (3.28)%       4.48%       6.59%       2.99%      12.14%     (3.16)%     4.36%      2.36%
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $72,256     $72,723     $47,185     $33,770     $21,478     $9,652     $9,565     $  825
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Ratio of expenses to average net
  assets                                  1.59%(b)     1.57%       1.66%       1.61%       1.68%(c)   1.59%(b)   1.57%      1.67%(d)
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Ratio of net investment income to
  average net assets                      4.26%(b)     4.25%       4.38%       4.49%       4.46%(e)   4.26%(b)   4.25%      4.37%(d)
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Portfolio turnover rate                     28%          19%         24%         26%         36%        28%        19%        24%
======================================  =======     =======     =======     =======     =======     ======     ======     ======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $75,352,248 and $10,172,642 for Class B and Class C, respectively.
(c) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. The ratio of net investment income to average daily net assets prior to fee waivers and/or expense reimbursements was 4.37% for 1995.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Municipal Bond Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

BOARD OF TRUSTEES                             OFFICERS                            OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                    11 Greenway Plaza
Chairman                                      Chairman                            Suite 100
A I M Management Group Inc.                                                       Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                           INVESTMENT ADVISOR
Director
ACE Limited;                                  Carol F. Relihan                    A I M Advisors, Inc.
Formerly Director, President, and             Senior Vice President and Secretary 11 Greenway Plaza
Chief Executive Officer                                                           Suite 100
COMSAT Corporation                            Gary T. Crum                        Houston, TX 77046
                                              Senior Vice President
Owen Daly II                                                                      TRANSFER AGENT
Director                                      Dana R. Sutton
Cortland Trust Inc.                           Vice President and Treasurer        A I M Fund Services, Inc.
                                                                                  P.O. Box 4739
Edward K. Dunn Jr.                            Robert G. Alley                     Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;          Vice President
Formerly Vice Chairman,                                                           CUSTODIAN
President and Chief Operating Officer,        Stuart W. Coco
Mercantile-Safe Deposit & Trust Co.; and      Vice President                      The Bank of New York
President, Mercantile Bankshares                                                  90 Washington Street
                                              Melville B. Cox                     11th Floor
Jack Fields                                   Vice President                      New York, NY 10286
Chief Executive Officer
Texana Global, Inc.;                          Karen Dunn Kelley                   COUNSEL TO THE FUND
Formerly Member                               Vice President
of the U.S. House of Representatives                                              Ballard Spahr
                                              Edgar M. Larsen                     Andrews & Ingersoll, LLP
Carl Frischling                               Vice President                      1735 Market Street
Partner                                                                           Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP         Mary J. Benson
                                              Assistant Vice President and        COUNSEL TO THE TRUSTEES
Robert H. Graham                              Assistant Treasurer
President and Chief Executive Officer                                             Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                   Sheri Morris                        919 Third Avenue
                                              Assistant Vice President and        New York, NY 10022
Prema Mathai-Davis                            Assistant Treasurer
Chief Executive Officer, YWCA of the U.S.A.                                       DISTRIBUTOR
                                              Renee A. Friedli
Lewis F. Pennock                              Assistant Secretary                 A I M Distributors, Inc.
Attorney                                                                          11 Greenway Plaza
                                              P. Michelle Grace                   Suite 100
Louis S. Sklar                                Assistant Secretary                 Houston, TX 77046
Executive Vice President
Hines Interests                               Nancy L. Martin                     AUDITORS
Limited Partnership                           Assistant Secretary
                                                                                  KPMG LLP
                                              Ofelia M. Mayo                      700 Louisiana
                                              Assistant Secretary                 Houston, TX 77002

                                              Lisa A. Moss
                                              Assistant Secretary

                                              Kathleen J. Pflueger
                                              Assistant Secretary

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary



REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
AIM Municipal Bond Fund Class A, Class B, and Class C shares paid ordinary dividends in the amount of $0.414, $0.354, and $0.354 per share, respectively, to shareholders during its tax year ended December 31, 1999. Of these amounts, 98.26%, 97.97% and 97.97% are qualified as tax-exempt interest dividends for Class A shares, Class B shares and Class C shares, respectively for federal income tax purposes.

                     -------------------------------------

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o   www.aimfunds.com. Our award-winning Web site provides account information, shareholder education and fund performance information.

                             AIM MUNICIPAL BOND FUND

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                              INTERNATIONAL GROWTH FUNDS             A I M Management Group Inc. has provided
AIM Aggressive Growth Fund                AIM Advisor International Value Fund   leadership in the mutual fund industry
AIM Blue Chip Fund                        AIM Asian Growth Fund                  since 1976 and managed approximately $160
AIM Capital Development Fund              AIM Developing Markets Fund            billion in assets for more than 6.6 million
AIM Constellation Fund(1)                 AIM Euroland Growth Fund(4)            shareholders, including individual investors,
AIM Dent Demographic Trends Fund          AIM European Development Fund          corporate clients and financial institutions,
AIM Large Cap Growth Fund                 AIM International Equity Fund          as of December 31, 1999.
AIM Mid Cap Equity Fund                   AIM Japan Growth Fund                      The AIM Family of Funds--Registered Trademark--
AIM Mid Cap Growth Fund                   AIM Latin American Growth Fund         is distributed nationwide, and AIM today is the
AIM Mid Cap Opportunities Fund            AIM New Pacific Growth Fund            eighth-largest mutual fund complex in the United
AIM Select Growth Fund                                                           States in assets under management, according to
AIM Small Cap Growth Fund(2)              GLOBAL GROWTH FUNDS                    Strategic Insight, an independent mutual fund
AIM Small Cap Opportunities Fund(3)       AIM Global Aggressive Growth Fund      monitor.
AIM Value Fund                            AIM Global Growth Fund
AIM Weingarten Fund
                                          GLOBAL GROWTH & INCOME FUNDS
GROWTH & INCOME FUNDS                     AIM Global Growth & Income Fund
AIM Advisor Flex Fund                     AIM Global Utilities Fund
AIM Advisor Large Cap Value Fund
AIM Advisor Real Estate Fund              GLOBAL INCOME FUNDS
AIM Balanced Fund                         AIM Emerging Markets Debt Fund
AIM Basic Value Fund                      AIM Global Government Income Fund
AIM Charter Fund                          AIM Global Income Fund
                                          AIM Strategic Income Fund
INCOME FUNDS
AIM Floating Rate Fund                    THEME FUNDS
AIM High Yield Fund                       AIM Global Consumer Products and Services Fund
AIM High Yield Fund II                    AIM Global Financial Services Fund
AIM Income Fund                           AIM Global Health Care Fund
AIM Intermediate Government Fund          AIM Global Infrastructure Fund
AIM Limited Maturity Treasury Fund        AIM Global Resources Fund
                                          AIM Global Telecommunications and Technology Fund(5)
TAX-FREE INCOME FUNDS                     AIM Global Trends Fund(6)
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (3) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (4) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65%of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (5) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after April 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

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                                                        --Registered Trademark--

A I M Distributors, Inc.                                                MBD-AR-1